VIA ELECTRONIC TRANSMISSION

February 5, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC   20549

Re:  Astra Institutional Trust (File Nos. 33-44901 and 811-6518)
     Certification Pursuant to Rule 497(j) under the Securities Act of 1933 for Prospectus and Statement of Additional Information for Astra All-Americas Government Income Trust

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), the undersigned, on behalf of Astra Institutional Trust (the "Registrant"), hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) with respect to the prospectus and the statement of additional information, each dated January 28, 1997, for the Astra All-Americas Government Income Trust. The undersigned on behalf of the Registrant hereby certifies that:

(1) the form of each prospectus and statement of additional information referred to above that would have been filed under Securities Act Rule 497(c) would not have differed from that contained in Post-Effective Amendment
No. 8 to the Registrant's registration statement on Form N-1A ("Post-Effective Amendment No. 8"), filed on January 28, 1997; and

(2) Post-Effective Amendment No. 8, which is the Registrant's most recent amendment to its registration statement, has been filed electronically.

Very truly yours,

Astra Institutional Trust

By:  /s/John R. Elerding
     John R. Elerding
     Secretary